CONDENSED CONSOLIDATED CASHFLOW STATEMENT $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
CASH FLOW FROM OPERATING ACTIVITIES
Net profit/(loss) for the period	$ 28.4	$ (8.2)	$ (34.8)
Adjustments:
Reversal of profit from sale of vessels	(0.3)	(0.6)	(0.7)
Reversal of amortization and depreciation	53.0	57.2	114.5
Reversal of impairment loss on tangible assets	2.7		3.2
Reversal of share of profit/(loss) from joint ventures		(0.2)	(0.2)
Reversal of financial income	(2.2)	(2.0)	(3.3)
Reversal of financial expenses	19.9	19.0	39.3
Reversal of tax expenses	0.3	0.7	1.6
Reversal of other non-cash movements	0.5	1.2	2.0
Dividends received from joint ventures		0.4	0.4
Interest received and realized exchange gains	1.7	1.6	2.7
Interest paid and realized exchange losses	(19.4)	(20.1)	(39.8)
Income taxes paid	(0.1)	(0.3)	(1.6)
Change in bunkers, receivables and payables, etc.	8.5	(5.7)	(12.7)
Net cash flow from operating activities	93.0	43.0	70.8
CASH FLOW FROM INVESTING ACTIVITIES
Investment in tangible fixed assets	(104.8)	(126.1)	(202.4)
Investments in joint ventures	(0.3)
Sale of tangible fixed assets	26.8	7.2	26.8
Net cash flow from investing activities	(78.3)	(118.9)	(175.6)
CASH FLOW FROM FINANCING ACTIVITIES
Borrowing, mortgage debt	22.0	57.2	114.5
Repayment, mortgage debt	(55.0)	(52.2)	(110.8)
Repayment, lease liabilities	(2.7)	(1.4)	(2.9)
Capital increase		100.0	100.0
Transaction costs capital increase		(2.8)	(2.8)
Change in restricted cash	(6.8)	1.0	(2.0)
Net cash flow from financing activities	(42.5)	101.8	96.0
Net cash flow from operating, investing and financing activities	(27.8)	25.9	(8.8)
Cash and cash equivalents, beginning balance	124.1	132.9	132.9
Cash and cash equivalents, ending balance	96.3	158.8	124.1
Restricted cash equivalents	10.1	0.3	3.3
Cash and cash equivalents including restricted cash, ending balance	$ 106.4	$ 159.1	$ 127.4